Share-Based Compensation Plans - Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Time Vesting Option Plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price [Line Items]
Number of options Outstanding, Ending Balance (in Shares) | shares	52,628
Weighted average exercise price Outstanding , Ending Balance	$ 70.83
Number of options, Forfeited
Weighted average exercise price Outstanding Forfeited
Number of options, Exercised
Weighted average exercise price Outstanding Exercised
Number of options Outstanding, Ending Balance (in Shares) | shares	52,628
Weighted average exercise price Outstanding , Ending Balance	$ 70.83
Performance Vesting Option Plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price [Line Items]
Number of options Outstanding, Ending Balance (in Shares) | shares	773,178
Weighted average exercise price Outstanding , Ending Balance	$ 13.35
Number of options, Forfeited	(15,684)
Weighted average exercise price Outstanding Forfeited	$ 11.89
Number of options, Exercised	(22,884)
Weighted average exercise price Outstanding Exercised	$ 13.38
Number of options Outstanding, Ending Balance (in Shares) | shares	734,610
Weighted average exercise price Outstanding , Ending Balance	$ 13.38